Annual Total Returns - FidelityEquityDividendIncomeFund-KPRO - FidelityEquityDividendIncomeFund-KPRO - Fidelity Equity Dividend Income Fund - Fidelity Equity Dividend Income Fund - Class K	Jan. 29, 2024
Bar Chart Table:
Annual Return 2014	11.76%
Annual Return 2015	(2.44%)
Annual Return 2016	16.00%
Annual Return 2017	14.20%
Annual Return 2018	(9.65%)
Annual Return 2019	27.39%
Annual Return 2020	1.95%
Annual Return 2021	22.27%
Annual Return 2022	(0.94%)
Annual Return 2023	11.69%